UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Item 1: Schedule of Investments.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 181.5%
Equity Investments(1) — 181.5%
Midstream MLP(2) — 153.3%
Access Midstream Partners, L.P.	3,732	$240,151
Arc Logistics Partners LP	1,006	26,208
Atlas Pipeline Partners, L.P.	1,246	46,030
Buckeye Partners, L.P.	2,579	203,731
Crestwood Midstream Partners LP	10,785	251,930
DCP Midstream Partners, LP	6,296	356,239
El Paso Pipeline Partners, L.P.(3)	5,305	220,492
Enable Midstream Partners, LP	862	22,098
Enbridge Energy Management, L.L.C.(4)	1,844	66,070
Enbridge Energy Partners, L.P.	6,024	218,787
Energy Transfer Partners, L.P.(5)	6,945	398,990
EnLink Midstream Partners, LP	5,992	185,704
Enterprise Products Partners L.P.(5)	18,585	755,112
EQT Midstream Partners, LP	170	16,605
Global Partners LP	2,068	89,078
Holly Energy Partners, L.P.	752	27,276
Kinder Morgan Energy Partners, L.P.(3)	1,944	187,361
Kinder Morgan Management, LLC(3)(4)	5,082	496,661
Magellan Midstream Partners, L.P.	2,822	236,829
MarkWest Energy Partners, L.P.(6)	5,838	465,472
Martin Midstream Partners L.P.	176	6,903
Midcoast Energy Partners, L.P.	1,969	44,297
Niska Gas Storage Partners LLC	1,412	20,343
ONEOK Partners, L.P.	5,850	347,675
PBF Logistics LP	219	5,471
Plains All American Pipeline, L.P.(6)	6,948	416,369
QEP Midstream Partners, LP	1,134	29,488
Regency Energy Partners LP	15,064	496,826
Southcross Energy Partners, L.P.	469	10,359
Sprague Resources LP	1,539	40,095
Summit Midstream Partners, LP	1,591	87,967
Sunoco Logistics Partners L.P.	865	42,813
Tallgrass Energy Partners, LP	635	27,175
Targa Resources Partners L.P.	2,566	190,915
VTTI Energy Partners LP(7)	286	7,836
Western Gas Partners, LP	2,819	218,431
Williams Partners L.P.	7,797	413,301

		6,917,088

Midstream Company — 8.4%
Kinder Morgan, Inc.(3)	1,447	58,248
ONEOK, Inc.	829	58,168
Plains GP Holdings, L.P.— Unregistered(6)(8)(9)	6,402	191,452
Targa Resources Corp.	218	30,427
The Williams Companies, Inc.	708	42,083

		380,378

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Shipping MLP — 5.2%
Capital Product Partners L.P.	2,723	$29,785
Capital Products Partners L.P. — Class B Units(8)(10)	3,030	33,152
Dynagas LNG Partners LP	964	23,318
Golar LNG Partners LP	1,474	56,143
Höegh LNG Partners LP(7)	286	7,404
KNOT Offshore Partners LP	362	10,155
Navios Maritime Partners L.P.	282	5,549
Teekay Offshore Partners L.P.	1,911	67,343

		232,849

General Partner MLP — 4.8%
Alliance Holdings GP L.P.	1,998	143,523
Crestwood Equity Partners LP	2,273	28,987
Energy Transfer Equity, L.P.	394	23,908
Western Gas Equity Partners, LP	307	18,417

		214,835

Upstream MLP & Income Trust — 3.6%
BreitBurn Energy Partners L.P.	1,397	31,975
Enduro Royalty Trust	300	3,951
EV Energy Partners, L.P.	516	21,555
Legacy Reserves LP	1,168	35,912
Linn Co, LLC	67	2,091
LRR Energy, L.P.	803	15,389
Mid-Con Energy Partners, LP	2,291	51,276

		162,149

Other — 6.2%
AmeriGas Partners, L.P.	223	10,327
Clearwater Trust(6)(8)(11)	N/A	740
Compressco Partners, L.P.	1,165	31,438
Exterran Partners, L.P.	2,524	73,193
Foresight Energy LP	2,014	38,240
Natural Resource Partners L.P.	398	6,315
Northern Tier Energy LP	271	7,105
Seadrill Partners LLC	388	13,384
SunCoke Energy Partners, L.P.	1,906	57,690
Transocean Partners LLC(7)	331	9,423
USA Compression Partners, LP	1,123	29,383
Westlake Chemical Partners LP(7)	134	4,053

		281,291

Total Long-Term Investments (Cost — $4,110,350)		8,188,590

Liabilities
Debt		(1,526,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(499,000)
Deferred Tax Liability		(1,645,781)
Other Liabilities		(53,554)

Total Liabilities		(3,724,335)

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s)

(UNAUDITED)

Description	Value
Current Tax Asset	$9,079
Other Assets	37,899

Total Liabilities in Excess of Other Assets	(3,677,357)

Net Assets Applicable to Common Stockholders	$4,511,233

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	On August 10, 2014, Kinder Morgan, Inc. announced that it will acquire all of the outstanding equity securities of Kinder Morgan Management, LLC, Kinder Morgan Energy Partners, L.P. and El Paso Pipeline Partners, L.P.

(4)	Dividends are paid-in-kind.

(5)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(6)	The Company believes that it is an affiliate of Clearwater Trust, MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and Plains GP Holdings, L.P. (“Plains GP”).

(7)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(8)	Fair valued security, restricted from public sale.

(9)	The Company holds an interest in Plains AAP, L.P. (“PAA GP”), which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option.

(10)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(11)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest and certain other assets.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2014, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Capital Products Partners L.P.
Class B Units	(2)	(3)	3,030	$22,954	$33,152	$10.94	0.7%	0.4%
Clearwater Trust
Trust Interest	(4)	(5)	N/A	2,810	740	N/A	—	—
Plains GP Holdings, L.P.
Common Units	(2)	(6)	6,402	23,015	191,452	$29.90	4.3	2.3

Total				$48,779	$225,344		5.0%	2.7%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Security was acquired at various dates in prior fiscal years.

(3)	Unregistered or restricted security of a publicly-traded company.

(4)	The Company holds an interest in the Clearwater Trust consisting of cash and a coal royalty interest.

(5)	Unregistered security of a private trust.

(6)	The Company holds an interest in PAA GP, which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option. The Company agreed to a 15-month lock-up on any Plains GP shares it receives in exchange for its ownership in PAA GP (lock-up expires in January 2015).

At August 31, 2014, the cost basis of investments for federal income tax purposes was $3,509,271. At August 31, 2014, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,682,796
Gross unrealized depreciation	(3,477)

Net unrealized appreciation	$4,679,319

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at August 31, 2014, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$8,188,590	$7,963,246	$ —	$225,344

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2014. For the nine months ended August 31, 2014, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2014.

Equity Investments
Balance — November 30, 2013	$167,516
Purchases	—
Issuances	—
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains, net	57,828

Balance — August 31, 2014	$225,344

The $57,828 of unrealized gains presented in the table above for the nine months ended August 31, 2014 relate to investments that are still held at August 31, 2014.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Company.

The Company did not have any derivative investments outstanding as of August 31, 2014. The following table sets forth the effect of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	For the Nine Months Ended August 31, 2014
		Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$1,024	$—
Interest rate swap contracts	Interest rate swap contracts	(2,045)	—

		$(1,021)	$—

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2014, the Company had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	99.9%
Equity securities	100.0%
Securities of MLPs(1)	95.3%
Largest single issuer	9.2%
Restricted securities	2.8%

(1)	Securities of MLPs consist of energy-related partnerships and their affiliates (including affiliates of MLPs that own general partner interests or, in some cases subordinated units, registered or unregistered common units, or other limited partner units in a MLP) and partnerships that elected to be taxed as a corporation for federal income tax purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 30, 2014 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2: Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrants disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3: Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: October 30, 2014

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: October 30, 2014